UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06243

Franklin Strategic Series

(Exact name of registrant as specified in charter)

_One Franklin Parkway, San Mateo, Ca 94403-1906
(Address of principal executive offices) (Zip code)

_Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 8/31

Date of reporting period: 2/28/21

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable.

Your Fund’s Expenses
Franklin Templeton SMACS: Series CH

franklintempleton.com
Semiannual Report
Shareholders of mutual funds incur ongoing costs, such as management fees (if any), custodian fees and other Fund expenses, which are sometimes referred to as operating expenses. The table below shows the ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a
$1,000 investment held for the six months indicated.
Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any program fees that you may pay. Therefore, the table is useful in comparing ongoing costs of investing in the Fund only, and will not help you determine the relative total costs of participating in any one investment program.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value.” You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50
= $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 9/1/20
Ending
Account
Value 2/28/21
Expenses
Paid During
Period
9/1/20–2/28/21
1, 2
Ending
Account
Value 2/ 28/21
Expenses
Paid During
Period
9/1/20–2/28/21
1, 2
a
Annualized
Expense
Ratio
2
$1,000 $1,053.67 $0.00 $1,024.80 $0.00 0.00%

Your Fund’s Expenses
Franklin Templeton SMACS: Series E
2
franklintempleton.com
Semiannual Report
Shareholders of mutual funds incur ongoing costs, such as management fees (if any), custodian fees and other Fund expenses, which are sometimes referred to as operating expenses. The table below shows the ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a
$1,000 investment held for the six months indicated.
Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any program fees that you may pay. Therefore, the table is useful in comparing ongoing costs of investing in the Fund only, and will not help you determine the relative total costs of participating in any one investment program.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value.” You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50
= $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 9/1/20
Ending
Account
Value 2/28/21
Expenses
Paid During
Period
9/1/20–2/28/21
1, 2
Ending
Account
Value 2/2 8/21
Expenses
Paid During
Period
9/1/20–2/28/21
1, 2
a
Annualized
Expense
Ratio

$1,000 $1,123.50 $0.00 $1,024.80 $0.00 0.00%

Your Fund’s Expenses
Franklin Templeton SMACS: Series H

franklintempleton.com
Semiannual Report
Shareholders of mutual funds incur ongoing costs, such as management fees (if any), custodian fees and other Fund expenses, which are sometimes referred to as operating expenses. The table below shows the ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a
$1,000 investment held for the six months indicated.
Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any program fees that you may pay. Therefore, the table is useful in comparing ongoing costs of investing in the Fund only, and will not help you determine the relative total costs of participating in any one investment program.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value.” You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50
= $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acq uired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 9/1/20
Ending
Account
Value 2/28/21
Expenses
Paid During
Period
9/1/20–2/28/21
1, 2
Ending
Account
Value 2/28/21
Expenses
Paid During
Period
9/1/20–2/28/21
1, 2
a
Annualized
Expense
Ratio
2
$1,000 $1,059.63 $0.00 $1,024.80 $0.00 0.00%

Your Fund’s Expenses
Franklin Templeton SMACS: Series I

franklintempleton.com
Semiannual Report
Shareholders of mutual funds incur ongoing costs, such as management fees (if any), custodian fees and other Fund expenses, which are sometimes referred to as operating expenses. The table below shows the ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a
$1,000 investment held for the six months indicated.
Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any program fees that you may pay. Therefore, the table is useful in comparing ongoing costs of investing in the Fund only, and will not help you determine the relative total costs of participating in any one investment program.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value.” You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50
= $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 9/1/20
Ending
Account
Value 2/28/21
Expenses
Paid During
Period
9/1/20–2/28/21
1, 2
Ending
Account
Value 2/28/21
Expenses
Paid During
Period
9/1/20–2/28/21
1, 2
a
Annualized
Expense
Ratio
2
$1,000 $1,116.51 $0.00 $1,024.80 $0.00 0.00%

Franklin Strategic Series
Financial Highlights
Franklin Templeton SMACS: Series CH
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
28, 2021
(unaudited)
Year Ended
August 31,
2020
Year Ended
August 31,
2019
a
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .......................................... $9.82 $10.26 $10.00
Income from investment operations
b
:
Net investment income
c
.................................................. 0.18 0.33 0.05
Net realized and unrealized gains (losses) .................................... 0.35 (0.31) 0.26
Total from investment operations ............................................. 0.53 0.02 0.31
Less distributions from:
Net investment income ................................................... (0.17) (0.33) (0.05)
Net realized gains ...................................................... — (0.13) —
Total distributions ........................................................ (0.17) (0.46) (0.05)
Net asset value, end of period ............................................... $10.18 $9.82 $10.26
Total return
d
............................................................ 5.37% 0.25% 3.06%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ............................... 2.69% 4.23% 3.74%
Expenses net of waiver and payments by affiliates ................................ —%
f
—%
f
—%
Net investment income .................................................... 3.54% 3.38% 1.87%
Supplemental data
Net assets, end of period (000’s) ............................................. $3,093 $2,986 $4,028
Portfolio turnover rate ..................................................... 2.80% 51.23% 18.11%
a
For the period June 3, 2019 (commencement of operations) to August 31, 2019.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Statement of Investments (unaudited), February 28, 2021
Franklin Templeton SMACS: Series CH
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

s
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 99.5%
California 99.5%
a
California Community Housing Agency , Revenue , 144A, 2019 A , 5% , 4/01/49 ...... $ 200,000 $ 225,602
California County Tobacco Securitization Agency , Gold Country Settlement Funding
Corp. , Revenue , 2020 B-1 , Refunding , 4% , 6/01/49 ........................ 100,000 108,218
California Municipal Finance Authority ,
a
Claremont Graduate University, Revenue, 144A, 2020 B, Refunding, 5%, 10/01/49 . 125,000 141,419
Congregational Home Obligated Group (The), Revenue, 2019, Refunding, 5%,
11/15/39 ....................................................... 130,000 148,599
California Statewide Communities Development Authority ,
Special Assessment, 2019 C, 5%, 9/02/49 ............................... 125,000 143,275
Special Assessment, 2020 A, 4%, 9/02/50 ............................... 100,000 106,297
Community Facilities District No. 2016-02, Special Tax, 2019, 5%, 9/01/39 ....... 100,000 116,721
a
Loma Linda University Medical Center Obligated Group, Revenue, 144A, 2018 A,
5.5%, 12/01/58 .................................................. 250,000 293,317
a
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/49 ............. 100,000 108,408
a
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/52 ............. 200,000 216,374
City of Dublin , Community Facilities District No. 2015-1 , Special Tax , 2019 , 5% , 9/01/49 130,000 146,786
City of Rancho Cordova , Grantline 208 Community Facilities District No. 2018-1 ,
Special Tax , 2019 , 5% , 9/01/49 ....................................... 100,000 112,583
City of Roseville ,
SVSP Westpark-Federico Community Facilities District No. 1, Special Tax, 2019, 5%,
9/01/49 ........................................................ 125,000 140,116
Villages at Sierra Vista Community Facilities District No. 1, Special Tax, 2019, 5%,
9/01/49 ........................................................ 130,000 146,430
City of Santa Paula , Harvest Community Facilities District No. 1 , Special Tax , 2020 ,
4% , 9/01/50 ...................................................... 125,000 132,240
City of Tracy , Community Facilities District No. 2016-01 , Special Tax , 2018 , 5% ,
9/01/48 ......................................................... 110,000 122,271
City of Upland , Community Facilities District No. 2015-1 , Special Tax , 2019 A , 4% ,
9/01/49 ......................................................... 185,000 199,955
Folsom Ranch Financing Authority , City of Folsom Community Facilities District No. 19 ,
Special Tax , 2019 , 5% , 9/01/49 ....................................... 100,000 113,903
Foothill-Eastern Transportation Corridor Agency , Revenue , 2013 B-2 , Refunding , 3.5% ,
1/15/53 ......................................................... 190,000 207,170
Tobacco Securitization Authority of Southern California , San Diego County Tobacco
Asset Securitization Corp. , Revenue , 2019 B-1 , Refunding , 5% , 6/01/48 ......... 125,000 149,274
3,078,958
Total Municipal Bonds (Cost $2,964,062) .......................................
3,078,958
a a a a
a
Total Investments (Cost $2,964,062) 99.5% .....................................
$3,078,958
Other Assets, less Liabilities 0.5% .............................................
13,949
Net Assets 100.0% ...........................................................
$3,092,907
See Abbreviations on page 30 .
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2021, the aggregate value of these securities was $985,120, representing 31.9% of net assets.

Franklin Strategic Series
Financial Highlights
Franklin Templeton SMACS: Series E
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
28, 2021
(unaudited)
Year Ended
August 31,
2020
Year Ended
August 31,
2019
a
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .......................................... $10.15 $10.69 $10.00
Income from investment operations
b
:
Net investment income
c
.................................................. 0.16 0.36 0.10
Net realized and unrealized gains (losses) .................................... 1.08 (0.19) 0.63
Total from investment operations ............................................. 1.24 0.17 0.73
Less distributions from:
Net investment income ................................................... (0.21) (0.49) (0.04)
Net realized gains ...................................................... — (0.22) —
Total distributions ........................................................ (0.21) (0.71) (0.04)
Net asset value, end of period ............................................... $11.18 $10.15 $10.69
Total return
d
............................................................ 12.35% 1.77% 7.31%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ............................... 2.15% 2.85% 4.76%
Expenses net of waiver and payments by affiliates ................................ —%
f
—%
f
—%
Net investment income .................................................... 3.07% 3.48% 4.11%
Supplemental data
Net assets, end of period (000’s) ............................................. $4,477 $3,847 $3,959
Portfolio turnover rate ..................................................... 19.97% 58.50% 16.33%
a
For the period June 3, 2019 (commencement of operations) to August 31, 2019.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Statement of Investments (unaudited), February 28, 2021
Franklin Templeton SMACS: Series E
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 77.7%
Aerospace & Defense 2.2%
General Dynamics Corp. ................................ United States 600 $ 98,082
Banks 4.3%
Bank of America Corp. ................................. United States 3,000 104,130
JPMorgan Chase & Co. ................................. United States 600 88,302
192,432
Beverages 3.9%
PepsiCo, Inc. ........................................ United States 1,350 174,407
Communications Equipment 2.0%
Cisco Systems, Inc. ................................... United States 2,000 89,740
Diversified Telecommunication Services 2.1%
BCE, Inc. ........................................... Canada 2,150 91,950
Electric Utilities 9.0%
Duke Energy Corp. .................................... United States 2,000 171,180
Edison International ................................... United States 1,500 80,985
Exelon Corp. ......................................... United States 1,000 38,600
Southern Co. (The) .................................... United States 2,000 113,440
404,205
Energy Equipment & Services 1.1%
Baker Hughes Co. ..................................... United States 2,000 48,960
Equity Real Estate Investment Trusts (REITs) 1.1%
Host Hotels & Resorts, Inc. .............................. United States 3,000 49,770
Health Care Providers & Services 4.7%
CVS Health Corp. ..................................... United States 3,065 208,818
Insurance 2.6%
MetLife, Inc. ......................................... United States 2,000 115,200
Interactive Media & Services 3.2%
a
Alphabet, Inc., A ...................................... United States 70 141,534
IT Services 2.1%
International Business Machines Corp. ..................... United States 808 96,095
Media 1.5%
Comcast Corp., A ..................................... United States 1,300 68,536
Metals & Mining 3.5%
Rio Tinto plc, ADR ..................................... Australia 1,800 157,320
Multiline Retail 4.9%
Target Corp. ......................................... United States 1,200 220,128
Multi-Utilities 3.1%
Dominion Energy, Inc. .................................. United States 1,400 95,648
DTE Energy Co. ...................................... United States 350 41,202
136,850
Oil, Gas & Consumable Fuels 1.9%
TOTAL SE, ADR ...................................... France 1,800 83,520
Pharmaceuticals 10.2%
AstraZeneca plc, ADR .................................. United Kingdom 3,300 159,654
Bristol-Myers Squibb Co. ................................ United States 3,100 190,123
Merck & Co., Inc. ..................................... United States 1,500 108,930
458,707

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Templeton SMACS: Series E
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment 7.1%
Analog Devices, Inc. ................................... United States 650 $ 101,283
Texas Instruments, Inc. ................................. United States 1,265 217,921
319,204
Specialty Retail 3.5%
Home Depot, Inc. (The) ................................. United States 600 155,004
Tobacco 3.7%
Philip Morris International, Inc. ........................... United States 2,000 168,040
Total Common Stocks (Cost $2,946,288) .......................................
3,478,502
b
Equity-Linked Securities 13.4%
Automobiles 2.6%
c
National Bank of Canada into General Motors Co., 144A, 10%,
1/26/22 ........................................... United States 2,500 117,976
Capital Markets 2.5%
c
UBS AG into Morgan Stanley, 144A, 8.5%, 2/11/22 ............ United States 1,500 111,986
Energy Equipment & Services 3.1%
c
Royal Bank of Canada into Schlumberger NV, 144A, 10%, 3/01/22 United States 5,000 136,832
Internet & Direct Marketing Retail 2.9%
c
JPMorgan Chase Bank NA into Amazon.com, Inc., 144A, Reg S,
9.5%, 12/07/21 ..................................... United States 40 127,129
Road & Rail 2.3%
c
Goldman Sachs International Bank into Union Pacific Corp., 144A,
8%, 2/09/22 ........................................ United States 500 104,519
Total Equity-Linked Securities (Cost $585,318) ..................................
598,442
Convertible Preferred Stocks 5.7%
Electric Utilities 2.3%
American Electric Power Co., Inc., 6.125% .................. United States 2,300 102,833
Semiconductors & Semiconductor Equipment 3.4%
Broadcom, Inc., 8%, A .................................. United States 100 151,181
Total Convertible Preferred Stocks (Cost $212,594) ..............................
254,014
Preferred Stocks 3.0%
Banks 3.0%
Citigroup, Inc., 6.875%, K ............................... United States 5,000 136,800
Total Preferred Stocks (Cost $137,118) .........................................
136,800
Total Long Term Investments (Cost $3,881,318) .................................
4,467,758
a

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Templeton SMACS: Series E
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments 0.8%
a a
Country Shares
a
Value
a
Money Market Funds 0.8%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 36,754 $ 36,754
Total Money Market Funds (Cost $36,754) ......................................
36,754
Total Short Term Investments (Cost $36,754 ) ...................................
36,754
a
Total Investments (Cost $3,918,072) 100.6% ....................................
$4,504,512
Other Assets, less Liabilities (0.6)% ...........................................
(27,026)
Net Assets 100.0% ...........................................................
$4,477,486
See Abbreviations on page 30 .
a
Non-income producing.
b
See Note 1(b) regarding equity-linked securities.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2021, the aggregate value of these securities was $598,442, representing 13.4% of net assets.
d
See Note 3(d) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Strategic Series
Financial Highlights
Franklin Templeton SMACS: Series H
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
28, 2021
(unaudited)
Year Ended
August 31,
2020
Year Ended
August 31,
2019
a
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .......................................... $9.75 $10.09 $10.00
Income from investment operations
b
:
Net investment income
c
.................................................. 0.16 0.30 0.04
Net realized and unrealized gains (losses) .................................... 0.42 (0.34) 0.09
Total from investment operations ............................................. 0.58 (0.04) 0.13
Less distributions from:
Net investment income ................................................... (0.16) (0.30) (0.04)
Net asset value, end of period ............................................... $10.17 $9.75 $10.09
Total return
d
............................................................ 5.96% (0.28)%
e
1.31%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ............................... 3.26% 3.91% 3.85%
Expenses net of waiver and payments by affiliates ................................ —%
g
—%
g
—%
Net investment income .................................................... 3.21% 3.10% 1.69%
Supplemental data
Net assets, end of period (000’s) ............................................. $3,068 $2,941 $3,042
Portfolio turnover rate ..................................................... 5.41% 4.93% —%
a
For the period June 3, 2019 (commencement of operations) to August 31, 2019.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Total return excluding payments by Advisers for acquired fund fees and expenses is (0.38)% for the ye ar ended August 31, 2020. See Note 3e.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Statement of Investments (unaudited), February 28, 2021
Franklin Templeton SMACS: Series H
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Management Investment Companies 29.9%
Capital Markets 29.9%
a
Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF .......... 35,000 $ 917,525
Total Management Investment Companies (Cost $889,963) .......................
917,525
Principal
Amount
a a a a
Municipal Bonds 65.5%
California 4.9%
Tobacco Securitization Authority of Southern California , San Diego County Tobacco
Asset Securitization Corp. , Revenue , 2019 B-1 , Refunding , 5% , 6/01/48 ......... $ 125,000 149,274
Colorado 19.0%
Colorado Health Facilities Authority , Christian Living Neighborhoods Obligated Group ,
Revenue , 2019 , Refunding , 4% , 1/01/38 ................................. 100,000 102,773
Denver Health & Hospital Authority , Revenue , 2019 A , Refunding , 4% , 12/01/37 .... 100,000 114,053
Hunters Overlook Metropolitan District No. 5 , GO , 2019 A , 5% , 12/01/39 .......... 150,000 161,550
Village at Dry Creek Metropolitan District No. 2 (The) , GO , 2019 , 4.375% , 12/01/44 .. 200,000 206,100
584,476
Florida 2.0%
Windward Community Development District , Special Assessment , 2020 A1 , 3% ,
5/01/25 ......................................................... 60,000 60,718
Indiana 3.8%
Indiana Finance Authority , Marian University, Inc. , Revenue , 2019 A , 5% , 9/15/39 ... 100,000 117,275
Louisiana 8.1%
Calcasieu Parish Memorial Hospital Service District , Southwest Louisiana Healthcare
System Obligated Group , Revenue , 2019 , Refunding , 5% , 12/01/39 ............ 100,000 107,968
b
Louisiana Local Government Environmental Facilities & Community Development
Authority , Parish of St. Martin , Revenue , 144A, 2019 , 4.4% , 11/01/44 ........... 135,000 141,434
249,402
Maryland 3.3%
b
City of Baltimore , Harbor Point Special Taxing District , Tax Allocation, Senior Lien ,
144A, 2019 A , Refunding , 3.5% , 6/01/39 ................................ 100,000 101,181
Pennsylvania 3.8%
b
Allentown Neighborhood Improvement Zone Development Authority , Revenue , 144A,
2017 , Refunding , 5% , 5/01/32 ........................................ 100,000 115,183
Texas 7.3%
b
County of Hays , La Cima Public Improvement District , Special Assessment , 144A,
2020 , 3.25% , 9/15/30 ............................................... 100,000 104,254
b
New Hope Cultural Education Facilities Finance Corp. , Cityscape Schools, Inc. ,
Revenue , 144A, 2019 A , 5% , 8/15/39 ................................... 110,000 121,324
225,578
Washington 3.6%
b
Washington State Housing Finance Commission , Presbyterian Retirement
Communities Northwest Obligated Group , Revenue , 144A, 2019A , 5% , 1/01/49 ... 100,000 109,365
Wisconsin 4.5%
b
Public Finance Authority , Friends Homes Obligated Group , Revenue , 144A, 2019 ,
Refunding , 5% , 9/01/49 ............................................. 125,000 139,341

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Templeton SMACS: Series H
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

s
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories 5.2%
District of Columbia 5.2%
District of Columbia, International School Obligated Group, Revenue, 2019, 5%,
7/01/49 ......................................................... $ 140,000 $ 159,249
Total Municipal Bonds (Cost $1,946,008) .......................................
2,011,042
Total Long Term Investments (Cost $2,835,971) .................................
2,928,567
a
a a a a
Short Term Investments 3.3%
Municipal Bonds 3.3%
New York 3.3%
c
Metropolitan Transportation Authority , Dedicated Tax Fund , Revenue , 2008A-1 ,
Refunding , LOC TD Bank NA , Daily VRDN and Put , 0.03% , 11/01/31 ........... 100,000 100,000
Total Municipal Bonds (Cost $100,000) .........................................
100,000
Total Short Term Investments (Cost $100,000 ) ..................................
100,000
a
Total Investments (Cost $2,935,971) 98.7% .....................................
$3,028,567
Other Assets, less Liabilities 1.3% .............................................
39,856
Net Assets 100.0% ...........................................................
$3,068,423
See Abbreviations on page 30 .
a
See Note 3(d) regarding investments in affiliated management investment companies.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2021, the aggregate value of these securities was $832,082, representing 27.1% of net assets.
c
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Strategic Series
Financial Highlights
Franklin Templeton SMACS: Series I
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

0
a
Six Months
Ended
February
28, 2021
(unaudited)
Year Ended
August 31,
2020
Year Ended
August 31,
2019
a
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .......................................... $8.95 $10.12 $10.00
Income from investment operations
b
:
Net investment income
c
.................................................. 0.32 0.64 0.19
Net realized and unrealized gains (losses) .................................... 0.70 (1.10) 0.04
Total from investment operations ............................................. 1.02 (0.46) 0.23
Less distributions from:
Net investment income ................................................... (0.32) (0.71) (0.11)
Net asset value, end of period ............................................... $9.65 $8.95 $10.12
Total return
d
............................................................ 11.65% (4.51)% 2.25%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ............................... 2.94% 3.55% 5.96%
Expenses net of waiver and payments by affiliates ................................ —%
f
—%
f
—%
Net investment income .................................................... 7.04% 6.98% 7.61%
Supplemental data
Net assets, end of period (000’s) ............................................. $3,626 $3,506 $3,774
Portfolio turnover rate ..................................................... 12.90% 43.24% —%
a
For the period June 3, 2019 (commencement of operations) to August 31, 2019.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to incom e earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Statement of Investments (unaudited), February 28, 2021
Franklin Templeton SMACS: Series I
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 85.1%
Automobiles 6.6%
Ford Motor Co. , Senior Note , 9% , 4/22/25 .................................
$ 100,000 $ 121,106
General Motors Co. , Senior Note , 6.125% , 10/01/25 .........................
100,000 119,119
240,225
Communications Equipment 1.3%
a
CommScope Technologies LLC , Senior Note , 144A, 6% , 6/15/25 ................ 47,000 47,855
Containers & Packaging 3.0%
a
Mauser Packaging Solutions Holding Co. , Senior Note , 144A, 7.25% , 4/15/25 ...... 110,000 108,833
Diversified Financial Services 2.1%
a
MPH Acquisition Holdings LLC , Senior Note , 144A, 5.75% , 11/01/28 ............. 75,000 74,531
Energy Equipment & Services 4.3%
a
Weatherford International Ltd. , 144A, 8.75% , 9/01/24 ........................ 150,000 157,736
Entertainment 2.4%
Netflix, Inc. , Senior Bond , 4.875% , 4/15/28 ................................
75,000 85,506
Equity Real Estate Investment Trusts (REITs) 1.6%
a
Iron Mountain, Inc. , Senior Note , 144A, 4.875% , 9/15/27 ...................... 55,000 57,497
Food Products 3.2%
a
Post Holdings, Inc. , Senior Bond , 144A, 5.625% , 1/15/28 ..................... 110,000 115,676
Health Care Providers & Services 28.7%
a
CHS/Community Health Systems, Inc. ,
Senior Note, 144A, 6.875%, 4/01/28 .................................... 425,000 378,515
Senior Secured Note, 144A, 8%, 3/15/26 ................................ 150,000 160,305
Senior Secured Note, 144A, 8%, 12/15/27 ............................... 174,000 191,074
Tenet Healthcare Corp. , Senior Note , 7% , 8/01/25 ...........................
300,000 311,040
1,040,934
Hotels, Restaurants & Leisure 5.2%
a
Golden Nugget, Inc. , Senior Note , 144A, 6.75% , 10/15/24 ..................... 55,000 55,997
a
Vail Resorts, Inc. , Senior Note , 144A, 6.25% , 5/15/25 ........................ 50,000 53,457
a
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. , Senior Bond , 144A, 5.5% ,
3/01/25 ......................................................... 75,000 79,594
189,048
Media 6.2%
DISH DBS Corp. , Senior Note , 5.875% , 7/15/22 ............................
110,000 114,805
a
Univision Communications, Inc. , Senior Secured Note , 144A, 5.125% , 2/15/25 ..... 110,000 110,311
225,116
Metals & Mining 3.2%
a
Cleveland-Cliffs, Inc. , Senior Secured Note , 144A, 9.875% , 10/17/25 ............. 100,000 117,000
Oil, Gas & Consumable Fuels 6.0%
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note, 7.75%, 4/15/23 ......................................... 110,000 107,101
a
Senior Note, 144A, 11%, 4/15/25 ...................................... 50,000 50,744
Occidental Petroleum Corp. , Senior Note , 8% , 7/15/25 .......................
50,000 58,125
215,970
Pharmaceuticals 8.3%
a
Bausch Health Cos., Inc. , Senior Bond , 144A, 6.125% , 4/15/25 ................. 180,000 184,493
a
Par Pharmaceutical, Inc. , Senior Secured Note , 144A, 7.5% , 4/01/27 ............. 110,000 118,394
302,887

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Templeton SMACS: Series I
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Trading Companies & Distributors 1.5%
a
WESCO Distribution, Inc. , Senior Note , 144A, 7.125% , 6/15/25 ................. $ 50,000 $ 54,173
Wireless Telecommunication Services 1.5%
Sprint Communications, Inc. , Senior Note , 6% , 11/15/22 ......................
50,000 53,506
Total Corporate Bonds (Cost $2,786,669) .......................................
3,086,493
Asset-Backed Securities 3.0%
Airlines 3.0%
United Airlines Pass-Through Trust , 2020-1 , A , 5.875% , 10/15/27 ...............
97,583 109,846
Total Asset-Backed Securities (Cost $97,583) ...................................
109,846
Mortgage-Backed Securities 6.7%
Government National Mortgage Association (GNMA) Fixed Rate 6.7%
GNMA II, Single-family, 30 Year, 3%, 7/20/50 ............................... 126,022 131,319
GNMA II, Single-family, 30 Year, 3%, 10/20/50 .............................. 107,285 112,791
244,110
Total Mortgage-Backed Securities (Cost $247,217) ..............................
244,110
Shares
Escrows and Litigation Trusts 3.0%
a
Chesapeake Energy Corp., Escrow Account , 144A .......................... 100,000 106,939
Total Escrows and Litigation Trusts (Cost $100,000) .............................
106,939
Total Long Term Investments (Cost $3,231,469) .................................
3,547,388
a
a a a a
Short Term Investments 1.6%
a
Money Market Funds 1.6%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 0% ...................... 57,903 57,903
Total Money Market Funds (Cost $57,903) ......................................
57,903
Total Short Term Investments (Cost $57,903 ) ...................................
57,903
a
Total Investments (Cost $3,289,372) 99.4% .....................................
$3,605,291
Other Assets, less Liabilities 0.6% .............................................
20,927
Net Assets 100.0% ...........................................................
$3,626,218
See Abbreviations on page 30 .
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2021, the aggregate value of these securities was $2,223,124, representing 61.3% of net assets.
b
See Note 3(d) regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Strategic Series
Financial Statements
Statements of Assets and Liabilities
February 28, 2021 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
Templeton
SMACS: Series
CH
Franklin
Templeton
SMACS: Series
E
Franklin
Templeton
SMACS: Series
H
Franklin
Templeton
SMACS: Series
I
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................ $2,964,062 $3,881,318 $2,046,008 $3,231,469
Cost - Non-controlled affiliates (Note 3 d) ..... — 36,754 889,963 57,903
Value - Unaffiliated issuers ............... $3,078,958 $4,467,758 $2,111,042 $3,547,388
Value - Non-controlled affiliates (Note 3d) .... — 36,754 917,525 57,903
Cash ................................. 40,061 — 69,177 —
Receivables:
Dividends and interest .................. 49,066 9,750 23,698 69,248
Affiliates ............................. — 544 941 —
Other assets ........................... 6 5 6 7
Total assets ....................... 3,168,091 4,514,811 3,122,389 3,674,546
Liabilities:
Payables:
Transfer agent fees ..................... — 68 24 5
Registration and filing fees ............... 4,445 6,758 6,649 6,767
Professional fees ...................... 43,667 29,938 35,803 40,143
Affiliates ............................. 14,036 — — 869
Distributions to shareholders .............. 8,884 — 7,794 —
Accrued expenses and other liabilities ........ 4,152 561 3,696 544
Total liabilities ...................... 75,184 37,325 53,966 48,328
Net assets, at value .............. $3,092,907 $4,477,486 $3,068,423 $3,626,218
Net assets consist of:
Paid-in capital .......................... $3,000,000 $4,065,547 $3,000,000 $3,791,508
Total distributable earnings (losses) .......... 92,907 411,939 68,423 (165,290)
Net assets, at value .............. $3,092,907 $4,477,486 $3,068,423 $3,626,218
Shares outstanding ...................... 303,978 400,593 301,587 375,833
Net asset value per share ................. $10.18 $11.18 $10.17 $9.65

Franklin Strategic Series
Financial Statements
Statements of Operations
for the six months ended February 28, 2021 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
Templeton
SMACS: Series
CH
Franklin
Templeton
SMACS: Series
E
Franklin
Templeton
SMACS: Series
H
Franklin
Templeton
SMACS: Series
I
Investment income:
Dividends: (net of foreign taxes of $–, $669, $–
and $–, respectively)
Unaffiliated issuers ..................... $— $61,703 $— $—
Non-controlled affiliates (Note 3d) .......... — — 10,579 —
Interest:
Unaffiliated issuers ..................... 53,657 2,226 36,266 122,053
Other income
a
.......................... — 153 1,428 802
Total investment income ................ 53,657 64,082 48,273 122,855
Expenses:
Transfer agent fees (Note 3 c ) ............... 289 429 271 345
Custodian fees (Note 4 ) ................... 10 618 13 506
Reports to shareholders ................... 3,024 3,391 3,464 3,850
Registration and filing fees ................. 10,532 12,769 12,653 12,778
Professional fees ........................ 22,799 25,152 28,349 31,271
Trustees' fees and expenses ............... 1,175 1,177 1,175 1,176
Other ................................. 2,912 1,495 3,032 1,418
Total expenses ...................... 40,741 45,031 48,957 51,344
Expense reductions (Note 4 ) ............ (10) (1) (13) (1)
Expenses waived/paid by affiliates (Note 3 d
and 3 e ) ........................... (40,731) (45,030) (48,944) (51,343)
Net expenses ...................... — — — —
Net investment income ............. 53,657 64,082 48,273 122,855
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ................... 1,403 76,274 (2,872) 17,156
Non-controlled affiliates (Note 3d) ........ — — 522 —
Foreign currency transactions ............. — (52) — —
Net realized gain (loss) ............... 1,403 76,222 (2,350) 17,156
Net change in unrealized appreciation
(depreciation) on:
Investments:
Unaffiliated issuers ................... 105,794 352,227 107,749 243,855
Non-controlled affiliates (Note 3d) ........ — — 21,862 —
Translation of other assets and liabilities
denominated in foreign currencies ........ — 90 — —
Net change in unrealized appreciation
(depreciation) ...................... 105,794 352,317 129,611 243,855
Net realized and unrealized gain (loss) ......... 107,197 428,539 127,261 261,011
Net increase (decrease) in net assets resulting from
operations ............................... $160,854 $492,621 $175,534 $383,866
a
Other income includes payments by Advisers for acquired fund fees and expenses (See Note 3e)

Franklin Strategic Series
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Templeton SMACS: Series CH Franklin Templeton SMACS: Series E
Six Months Ended
February 28, 2021
(unaudited)
Year Ended
August 31, 2020
Six Months Ended
February 28, 2021
(unaudited)
Year Ended
August 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ............ $53,657 $103,540 $64,082 $133,340
Net realized gain (loss) ............ 1,403 5,974 76,222 (149,085)
Net change in unrealized appreciation
(depreciation) ................. 105,794 (109,686) 352,317 82,177
Net increase (decrease) in net
assets resulting from operations . 160,854 (172) 492,621 66,432
Distributions to shareholders ......... (53,460) (141,823) (80,775) (266,656)
Capital share transactions (Note 2 ) ..... — (900,000) 218,437 88,257
Net increase (decrease) in net
assets ..................... 107,394 (1,041,995) 630,283 (111,967)
Net assets:
Beginning of period ................ 2,985,513 4,027,508 3,847,203 3,959,170
End of period ..................... $3,092,907 $2,985,513 $4,477,486 $3,847,203

Franklin Strategic Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Templeton SMACS: Series H Franklin Templeton SMACS: Series I
Six Months Ended
February 28, 2021
(unaudited)
Year Ended
August 31, 2020
Six Months Ended
February 28, 2021
(unaudited)
Year Ended
August 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ............ $48,273 $91,042 $122,855 $245,057
Net realized gain (loss) ............ (2,350) (21,887) 17,156 (501,515)
Net change in unrealized appreciation
(depreciation) ................. 129,611 (78,102) 243,855 88,770
Net increase (decrease) in net
assets resulting from operations . 175,534 (8,947) 383,866 (167,688)
Distributions to shareholders ......... (48,264) (92,173) (121,433) (268,376)
Capital share transactions (Note 2 ) ..... — — (142,688) 168,706
Net increase (decrease) in net
assets ..................... 127,270 (101,120) 119,745 (267,358)
Net assets:
Beginning of period ................ 2,941,153 3,042,273 3,506,473 3,773,831
End of period ..................... $3,068,423 $2,941,153 $3,626,218 $3,506,473

Franklin Strategic Series

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Franklin Strategic Series (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of eleven
separate funds, four of which are included in this report
(Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP).
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust’s
Board of Trustees (the Board), the Funds' administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and exchange traded funds listed on an
exchange or on the NASDAQ National Market System are
valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures, the
Funds primarily employ a market-based approach which
may use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Occasionally,
events occur between the time at which trading in a foreign
security is completed and 4 p.m. Eastern time that might
call into question the reliability of the value of a portfolio security held by the Funds. As a result, differences may
arise between the value of the Funds' portfolio securities
as determined at the foreign market close and the latest
indications of value at 4 p.m. Eastern time. In order to
minimize the potential for these differences, an independent

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pricing service may be used to adjust the value of the Funds'
securities to the latest indications of fair value at 4 p.m
Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Equity-Linked Securities
Certain or all Funds invest in equity-linked securities.
Equity-linked securities are hybrid financial instruments
that generally combine both debt and equity characteristics
into a single note form. Income received from equity-linked
securities is recorded as realized gains in the Statements
of Operations and may be based on the performance of
an underlying equity security, an equity index, or an option position. The risks of investing in equity-linked securities include unfavorable price movements in the underlying
security and the credit risk of the issuing financial institution.
There may be no guarantee of a return of principal with
equity-linked securities and the appreciation potential may
be limited. Equity-linked securities may be more volatile and less liquid than other investments held by the Funds.
c. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of February 28, 2021, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Dividends from net investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders for Franklin
Templeton SMACS: Series CH and Franklin Templeton
SMACS: Series H, and recorded on ex-dividend date
for Franklin Templeton SMACS: Series E and Franklin
Templeton SMACS: Series I. Distributions from realized
capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

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combined number of shareholders of the Trust. Fund specific expenses are charged directly to the Fund that incurred the
expense.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At February 28, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
Franklin Templeton SMACS:
Series CH
a
Franklin Templeton SMACS:
Series E
Shares Amount Shares Amount
Class A
Six Months ended February 28, 2021
Shares sold ................................... — $— 18,686 $189,286
Shares issued in reinvestment of distributions .......... — — 2,794 29,151
Net increase (decrease) .......................... — $— 21,480 $218,437
Year ended August 31, 2020
Shares issued in reinvestment of distributions .......... — $— 8,650 $88,257
Shares redeemed ............................... (88,495) (900,000) — —
Net increase (decrease) .......................... (88,495) $(900,000) 8,650 $88,257
Franklin Templeton SMACS:
Series H
b
Franklin Templeton SMACS:
Series I
Shares Amount Shares Amount
Class A
Six Months ended February 28, 2021
Shares issued in reinvestment of distributions .......... — $— 4,542 $41,431
Shares redeemed ............................... — — (20,526) (184,119)
Net increase (decrease) .......................... — $— (15,984) $(142,688)
Year ended August 31, 2020
Shares sold ................................... — $— 9,063 $77,130
Shares issued in reinvestment of distributions .......... — — 9,998 91,576
Net increase (decrease) .......................... — $— 19,061 $168,706
a
For the period ended February 28, 2021 there were no capital share transactions recorded.
b
For the period ended February 28, 2021 and for the year ended August 31, 2020 there were no capital share transactions recorded.
1. Organization and Significant Accounting Policies
(continued)
d. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

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3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
Advisers provides investment management services to the Funds. The Funds do not pay a fee for these services.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The Funds do not pay a fee for these services.
c. Transfer Agent Fees
The Funds pay transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, the Funds reimburse Investor
Services for out of pocket expenses incurred and reimburses shareholder servicing fees paid to third parties.
For the period ended February 28, 2021, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
d. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Advisers has contractually agreed to reimburse expenses of the
Funds in an amount equal to fees indirectly borne by the Funds on assets invested in the affiliated management investment companies, as noted in the Statements of Operations. During the period ended February 28, 2021, investments in affiliated management investment companies were as follows:
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Distributors, Inc. (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Franklin
Templeton
SMACS: Series
CH
Franklin
Templeton
SMACS: Series
E
Franklin
Templeton
SMACS: Series
H
Franklin
Templeton
SMACS: Series
I
Transfer agent fees ........................ $289 $429 $271 $345

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e. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that the operating expenses (excluding certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) and acquired fund fees and expenses of the
Funds do not exceed 0.00%, based on the average net assets until December 31, 2021. Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end.
Acquired fund fees and expenses are indirect expenses, and therefore Advisers may make payments, if necessary, to the
Funds to offset these estimated indirect expenses. Payments by Advisers for the period ended February 28, 2021, are reflected as other income in the Statements of Operations.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Templeton SMACS: Series E
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $165,509 $914,636 $(1,043,391) $— $— $36,754 36,754 $—
Total Affiliated Securities .... $165,509 $914,636 $(1,043,391) $— $— $36,754 $—
Franklin Templeton SMACS: Series H
Non-Controlled Affiliates
Dividends
Franklin Liberty Federal
Intermediate Tax-Free Bond
Opportunities ETF .......... $1,022,800 $— $(127,659) $522 $21,862 $917,525 35,000 $10,579
Total Affiliated Securities .... $1,022,800 $— $(127,659) $522 $21,862 $917,525 $10,579
Franklin Templeton SMACS: Series I
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $159,307 $428,904 $(530,308) $— $— $57,903 57,903 $—
Total Affiliated Securities .... $159,307 $428,904 $(530,308) $— $— $57,903 $—
3. Transactions with Affiliates
(continued)
d. Investments in Affiliated Management Investment Companies
(continued)

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f. Other Affiliated Transactions
At February 28, 2021, Franklin Advisers, Inc. and Franklin Resources, Inc. owned a percentage of the Funds’ outstanding shares as follows:
4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the period ended February 28, 2021 the custodian fees were reduced as noted in the Statements of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At August 31, 2020, the capital loss carryforwards were as follows:
For tax purposes, the Funds may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At August 31, 2020, Franklin Templeton SMACS: Series CH and Franklin Templeton SMACS:
Series E had deferred post-October capital losses of $23,901 and $251,034, respectively.
At February 28, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Shares
Percentage of
Outstanding Shares
a
Franklin Templeton SMACS: Series CH
Franklin Resources, Inc. 303,978 100.0%
Franklin Templeton SMACS: Series E
Franklin Advisers, Inc. 150,593 37.6%
Franklin Resources, Inc. 250,000 62.4%
Franklin Templeton SMACS: Series H
Franklin Resources, Inc. 301,587 100.0%
Franklin Templeton SMACS: Series I
Franklin Advisers, Inc. 125,833 33.5%
Franklin Resources, Inc. 250,000 66.5%
a
Investment activities of significant shareholders could have a material impact on the Fund.
Franklin
Templeton
SMACS: Series
CH
Franklin
Templeton
SMACS: Series
E
Franklin
Templeton
SMACS: Series
H
Franklin
Templeton
SMACS: Series
I
1 1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ — $ — $ 21,887 $ 516,283
3. Transactions with Affiliates
(continued)

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Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of perpetual bonds and bond discounts and premiums.
6. Investment Transactions
Purchases and sales of investments and ETFs (excluding short term securities) for the period ended February 28, 2021, were as follows:
7. Credit Risk
At February 28, 2021, the Franklin Templeton SMACS: Series CH, Franklin Templeton SMACS: Series H and Franklin
Templeton SMACS: Series I had 80.1%, 44.0% and 82.3%, respectively, of their portfolio invested in high yield, or other securities rated below investment grade and unrated securities as determined by Nationally Recognized Statistical Credit
Ratings Organization and/or internally, by investment management. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
8. Concentration of Risk
Franklin Templeton SMACS: Series CH invests a large percentage of their total assets in obligations of issuers within
California. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
Franklin
Templeton
SMACS: Series
CH
Franklin
Templeton
SMACS: Series
E
Franklin
Templeton
SMACS: Series
H
Franklin
Templeton
SMACS: Series
I
a a a a a
Cost of investments ....................... $2,963,528 $3,918,626 $2,935,905 $3,291,594
Unrealized appreciation ..................... $119,914 $681,393 $102,255 $319,026
Unrealized depreciation ..................... (4,484) (95,507) (9,593) (5,329)
Net unrealized appreciation (depreciation) ....... $115,430 $585,886 $92,662 $313,697
Franklin
Templeton
SMACS: Series
CH
Franklin
Templeton
SMACS: Series
E
Franklin
Templeton
SMACS: Series
H
Franklin
Templeton
SMACS: Series
I
Purchases .............................. $107,942 $1,174,324 $160,000 $439,448
Sales .................................. $85,187 $812,461 $238,665 $447,009
5. Income Taxes
(continued)

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10. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the period ended February 28, 2021, the
Funds did not use the Global Credit Facility.
11. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)

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The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of February 28, 2021, in valuing the Funds' assets carried at fair value, is as follows:
12. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-
04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The
amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.
13. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Franklin Templeton SMACS: Series CH
Assets:
Investments in Securities:
Municipal Bonds ......................... $ — $ 3,078,958 $ — $ 3,078,958
Total Investments in Securities ........... $— $3,078,958 $— $3,078,958
Franklin Templeton SMACS: Series E
Assets:
Investments in Securities:
a
Common Stocks ........................ 3,478,502 — — 3,478,502
Equity-Linked Securities ................... — 598,442 — 598,442
Convertible Preferred Stocks ............... 254,014 — — 254,014
Preferred Stocks ........................ 136,800 — — 136,800
Short Term Investments ................... 36,754 — — 36,754
Total Investments in Securities ........... $3,906,070 $598,442 $— $4,504,512
Franklin Templeton SMACS: Series H
Assets:
Investments in Securities:
Management Investment Companies ......... 917,525 — — 917,525
Municipal Bonds ......................... — 2,011,042 — 2,011,042
Short Term Investments ................... — 100,000 — 100,000
Total Investments in Securities ........... $917,525 $2,111,042 $— $3,028,567
Franklin Templeton SMACS: Series I
Assets:
Investments in Securities:
a
Corporate Bonds ........................ — 3,086,493 — 3,086,493
Asset-Backed Securities .................. — 109,846 — 109,846
Mortgage-Backed Securities ................ — 244,110 — 244,110
Escrows and Litigation Trusts ............... — 106,939 — 106,939
Short Term Investments ................... 57,903 — — 57,903
Total Investments in Securities ........... $57,903 $3,547,388 $— $3,605,291
a
For detailed categories, see the accompanying Statement of Investments.
11. Fair Value Measurements
(continued)

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Abbreviations
Selected Portfolio
ADR American Depositary Receipt
ETF Exchange-Traded Fund
GNMA Government National Mortgage Association
GO General Obligation
LOC Letter of Credit

Franklin Strategic Series
Shareholder Information

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Semiannual Report
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust files a complete statement of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.

N/A

Item 5. Audit Committee

of Listed Registrants. N/A

Item 6. Schedule of Investments.                N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.         N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)

Evaluation of Disclosure Controls and Procedures
.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)
  Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                      N/A

Item 13. Exhibits.

(a) (1) Code of Ethics

codeofethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

section302

(b)   Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN STRATEGIC SERIES

By _S\Matthew T. Hinkle ______________________
      Matthew T. Hinkle
Chief Executive Officer – Finance and Administration
Date April 23, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By _S\Matthew T. Hinkle ______________________
      Matthew T. Hinkle
Chief Executive Officer – Finance and Administration
Date April 23, 2021

By _S\Robert G. Kubilis________________________

Robert G. Kubilis
Chief Financial Officer and Chief Accounting Officer
Date April 23, 2021